Fair Value of Financial Instruments and Risk Management - Financial Instruments Not Carried At Fair Value (Details) - CAD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Carrying Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 22.3	$ 24.2
Level 2 | Estimated Fair Value
Debt Instrument [Line Items]
Long-term debt, including current portion	$ 25.3	$ 25.1